Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
Cost of sales (Notes 5, 8, 11 and 18)	1,829,822	1,820,670	1,923,813
Gross profit	1,649,966	1,736,763	1,783,088
Operating expenses (Notes 1, 5, 8, 11, 15 and 18):
Selling, general and administrative expenses	1,029,646	1,050,892	1,079,719
Research and development expenses	296,464	307,800	315,817
Operating Expenses, Total	1,326,110	1,358,692	1,395,536
Operating profit	323,856	378,071	387,552
Other income (deductions):
Interest and dividend income	6,792	8,432	6,022
Interest expense	(1,022)	(988)	(1,931)
Other, net (Notes 1, 2, 17 and 20)	12,931	(10,991)	1,220
Nonoperating Income (Expense), Total	18,701	(3,547)	5,311
Income before income taxes	342,557	374,524	392,863
Income taxes (Note 12)	110,112	120,415	140,160
Consolidated net income	232,445	254,109	252,703
Less: Net income attributable to noncontrolling interests	7,881	5,479	6,100
Net income attributable to Canon Inc.	¥ 224,564	¥ 248,630	¥ 246,603
Net income attributable to Canon Inc. stockholders per share (Note 16):
Basic	¥ 191.34	¥ 204.49	¥ 199.71
Diluted	¥ 191.34	¥ 204.48	¥ 199.70
Cash dividends per share	¥ 130.00	¥ 120.00	¥ 120.00